Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) shares
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Type of shares redesignated	Pre-IPO Series A Preferred Shares
Number of shares redesignated	32,000,000
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Type of shares redesignated	Pre-IPO Series B Preferred Shares
Number of shares redesignated	65,431,579
IPO [Member]
Issuance costs | $	$ 36,239